SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Geographic Area Information Includes Revenue

The following geographic area information includes revenue based on location of players for the years ended December 31, 2013, 2014 and 2015:

	2013	2014	2015	2015
	RMB	RMB	RMB	US$ (Note 3)
PRC	85,483,458	41,969,350	33,201,421	5,125,416
North America	13,135,914	14,906,530	8,382,753	1,294,074
Other areas	6,156,697	7,401,011	4,827,157	745,185

Total	104,776,069	64,276,891	46,411,331	7,164,675